UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08343
                                                    ----------

                           Phoenix Investment Trust 97
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,                  John H. Beers, Esq.
Counsel and Secretary for Registrant             Vice President and Secretary
   Phoenix Life Insurance Company               Phoenix Life Insurance Company
          One American Row                             One American Row
         Hartford, CT 06102                           Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                  Date of reporting period: November 30, 2005
                                           ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

PHOENIX INVESTMENT TRUST 97
GLOSSARY
NOVEMBER 30, 2005

REIT (REAL ESTATE INVESTMENT TRUST)

Publicly traded companies that own develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

PHOENIX SMALL CAP VALUE FUND

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                         SHARES        VALUE
                                                       ----------   -----------

DOMESTIC COMMON STOCKS--98.6%

AEROSPACE & DEFENSE--2.6%
AAR Corp.(b)(f)                                            52,000   $ 1,088,880
Armor Holdings, Inc.(b)(f)                                 39,600     1,738,044
DRS Technologies, Inc.(f)                                  50,800     2,509,520
Ladish Co., Inc(b)(f)                                      22,800       467,400
Triumph Group, Inc.(b)                                     20,900       793,155
                                                                    -----------
                                                                      6,596,999
                                                                    -----------

AIR FREIGHT & LOGISTICS--0.3%
Hub Group, Inc. Class A(b)                                 16,600       673,130

AIRLINES--0.6%
Republic Airways Holdings, Inc.(b)                         10,700       155,471
SkyWest, Inc.(f)                                           48,700     1,446,390
                                                                    -----------
                                                                      1,601,861
                                                                    -----------

APPAREL RETAIL--3.6%
Charming Shoppes, Inc.(b)(f)                              140,000     1,645,000
Men's Wearhouse, Inc. (The)(b)                             86,550     2,535,915
Pacific Sunwear of California, Inc.(b)(f)                  79,500     2,103,570
Payless ShoeSource, Inc.(b)                               102,600     2,344,410
Shoe Carnival, Inc.(b)                                     22,100       453,271
                                                                    -----------
                                                                      9,082,166
                                                                    -----------

APPAREL, ACCESSORIES & LUXURY GOODS--1.8%
Oxford Industries, Inc.(f)                                 24,700     1,393,574
Phillips-Van Heusen Corp.(f)                               47,300     1,602,997
Quiksilver, Inc.(b)(f)                                     54,500       669,260
UniFirst Corp.                                             26,800       828,120
                                                                    -----------
                                                                      4,493,951
                                                                    -----------

APPLICATION SOFTWARE--1.4%
EPIQ Systems, Inc.(b)(f)                                   33,300       633,033
JDA Software Group, Inc.(b)                                58,600       879,000
Lawson Software, Inc.(b)(f)                               134,300     1,019,337
SERENA Software, Inc.(b)(f)                                37,200       871,968
Ulticom, Inc.(b)                                            7,600        87,552
                                                                    -----------
                                                                      3,490,890
                                                                    -----------

AUTO PARTS & EQUIPMENT--0.8%
Aftermarket Technology Corp.(b)(f)                         48,700       998,350
American Axle & Manufacturing Holdings, Inc.(f)             8,400       178,584
ArvinMeritor, Inc.(f)                                      34,000       452,200

                                                         SHARES        VALUE
                                                       ----------   -----------

AUTO PARTS & EQUIPMENT--(CONTINUED)
Shiloh Industries, Inc.(b)                                 23,700   $   313,314
                                                                    -----------
                                                                      1,942,448
                                                                    -----------

AUTOMOTIVE RETAIL--1.5%
Lithia Motors, Inc. Class A(f)                             48,200     1,376,110
Sonic Automotive, Inc.(f)                                  60,000     1,248,000
United Auto Group, Inc.(f)                                 30,200     1,075,724
                                                                    -----------
                                                                      3,699,834
                                                                    -----------

BIOTECHNOLOGY--0.4%
Albany Molecular Research, Inc.(b)(f)                      64,400       788,256
Kendle International, Inc.(b)                               7,100       169,690
                                                                    -----------
                                                                        957,946
                                                                    -----------

BROADCASTING & CABLE TV--0.5%
Insight Communications Co., Inc. Class A(b)                88,900     1,034,796
Radio One, Inc. Class D(b)(f)                              17,800       196,868
                                                                    -----------
                                                                      1,231,664
                                                                    -----------

BUILDING PRODUCTS--1.6%
Griffon Corp.(b)(f)                                        40,900       996,324
Universal Forest Products, Inc.                            18,700     1,074,502
USG Corp.(b)(f)                                            33,000     2,019,600
                                                                    -----------
                                                                      4,090,426
                                                                    -----------

CASINOS & GAMING--0.0%
Multimedia Games, Inc.(b)(f)                                9,500        96,710

CATALOG RETAIL--0.1%
Insight Enterprises, Inc.(b)                               18,500       385,355

COMMERCIAL PRINTING--0.1%
Consolidated Graphics, Inc.(b)                              4,500       230,355
Standard Register Co. (The)                                 8,100       120,042
                                                                    -----------
                                                                        350,397
                                                                    -----------

COMMUNICATIONS EQUIPMENT--4.4%
Bel Fuse, Inc. Class B                                      8,800       295,064
Black Box Corp.                                            20,200       943,542
Bookham, Inc.(b)                                           15,900        74,730
CommScope, Inc.(b)(f)                                      63,100     1,294,181
Comtech Telecommunications Corp.(b)                        69,750     3,041,100
Harris Corp.(f)                                            83,500     3,722,430
NETGEAR, Inc.(b)                                           92,400     1,783,320
                                                                    -----------
                                                                     11,154,367
                                                                    -----------

PHOENIX SMALL CAP VALUE FUND

                                                         SHARES        VALUE
                                                       ----------   -----------

COMPUTER HARDWARE--0.8%
Intergraph Corp.(b)                                        41,700   $ 2,002,434

COMPUTER STORAGE & PERIPHERALS--1.6%
Advanced Digital Information Corp.(b)(f)                   23,400       245,700
Imation Corp.                                              34,600     1,521,016
Komag, Inc.(b)(f)                                          68,300     2,386,402
                                                                    -----------
                                                                      4,153,118
                                                                    -----------

CONSTRUCTION & ENGINEERING--0.7%
Comfort Systems USA, Inc.(f)                               14,700       138,033
EMCOR Group, Inc.(b)(f)                                    15,500     1,096,625
Michael Baker Corp.(b)                                     23,100       577,500
                                                                    -----------
                                                                      1,812,158
                                                                    -----------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.9%
Terex Corp.(b)(f)                                          62,800     3,869,736
Titan International, Inc.(f)                               50,700       874,068
                                                                    -----------
                                                                      4,743,804
                                                                    -----------

CONSUMER FINANCE--1.8%
Cash America International, Inc.                           68,600     1,553,790
Collegiate Funding Services LLC(b)(f)                       8,500       129,158
CompuCredit Corp.(b)(f)                                    28,000     1,093,960
EZCORP, Inc. Class A(b)                                    68,300     1,027,915
Metris Companies, Inc.(b)(f)                               49,600       743,504
                                                                    -----------
                                                                      4,548,327
                                                                    -----------

DISTRIBUTORS--1.0%
Building Materials Holding Corp.(f)                        27,600     2,272,308
Jorgensen (Earle M.) Co.(b)(f)                             22,200       213,120
                                                                    -----------
                                                                      2,485,428
                                                                    -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.2%
CRA International, Inc.(b)(f)                              18,200       810,264
FTI Consulting, Inc.(b)(f)                                 53,000     1,503,080
NCO Group, Inc.(b)(f)                                      37,500       646,500
                                                                    -----------
                                                                      2,959,844
                                                                    -----------

DRUG RETAIL--0.6%
Longs Drug Stores Corp.(f)                                 34,000     1,449,420

ELECTRIC UTILITIES--1.7%
Cleco Corp.                                                40,000       883,200
Otter Tail Corp.(f)                                        39,800     1,195,990
Sierra Pacific Resources(b)                               163,300     2,201,284
                                                                    -----------
                                                                      4,280,474
                                                                    -----------

ELECTRICAL COMPONENTS & EQUIPMENT--2.0%
Genlyte Group, Inc. (The)(b)                               35,000     1,844,500
LSI Industries, Inc.                                       45,900       826,200

                                                         SHARES        VALUE
                                                       ----------   -----------

ELECTRICAL COMPONENTS & EQUIPMENT--(CONTINUED)
Regal-Beloit Corp.(f)                                      18,600   $   656,394
Smith (A.O.) Corp.                                         46,100     1,678,040
                                                                    -----------
                                                                      5,005,134
                                                                    -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.9%
Aeroflex, Inc.(b)                                          81,400       892,958
CalAmp Corp.(b)(f)                                         98,800     1,146,080
LeCroy Corp.(b)                                            36,600       597,312
Rofin-Sinar Technologies, Inc.(b)                          50,600     2,184,402
                                                                    -----------
                                                                      4,820,752
                                                                    -----------

ELECTRONIC MANUFACTURING SERVICES--1.1%
Methode Electronics, Inc.                                  50,800       530,860
Plexus Corp.(b)(f)                                         47,900     1,029,850
TTM Technologies, Inc.(b)                                  46,600       425,924
Zygo Corp.(b)(f)                                           61,200       862,308
                                                                    -----------
                                                                      2,848,942
                                                                    -----------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Central Parking Corp.(f)                                   54,200       758,258

FOOD RETAIL--0.5%
Casey's General Stores, Inc.(f)                            39,100       900,082
Weis Markets, Inc.                                          8,900       374,690
                                                                    -----------
                                                                      1,274,772
                                                                    -----------

FOOTWEAR--0.6%
Brown Shoe Co., Inc.                                       17,500       720,125
Steven Madden Ltd.                                         28,800       784,224
                                                                    -----------
                                                                      1,504,349
                                                                    -----------

GAS UTILITIES--1.7%
Energen Corp.                                              26,300       965,210
Laclede Group, Inc. (The)(f)                               32,400       970,704
South Jersey Industries, Inc.                               9,800       281,750
UGI Corp.                                                  65,400     1,438,800
WGL Holdings, Inc.(f)                                      22,600       687,492
                                                                    -----------
                                                                      4,343,956
                                                                    -----------

GENERAL MERCHANDISE STORES--0.6%
ShopKo Stores, Inc.(b)                                     53,500     1,534,380

HEALTH CARE EQUIPMENT--0.4%
Greatbatch, Inc.(b)                                        32,700       947,646

HEALTH CARE FACILITIES--1.6%
Genesis Healthcare Corp.(b)(f)                             40,200     1,690,410
LifePoint Hospitals, Inc.(b)(f)                            61,800     2,351,490
                                                                    -----------
                                                                      4,041,900
                                                                    -----------

PHOENIX SMALL CAP VALUE FUND

                                                         SHARES        VALUE
                                                       ----------   -----------

HEALTH CARE SERVICES--0.4%
Res-Care, Inc.(b)(f)                                       53,100   $   919,161

HOMEBUILDING--1.9%
Beazer Homes USA, Inc.(f)                                  37,100     2,595,887
Meritage Homes Corp.(b)(f)                                 11,600       771,052
Orleans Homebuilders, Inc.(f)                              22,200       432,012
Technical Olympic USA, Inc.(f)                             53,450     1,108,018
                                                                    -----------
                                                                      4,906,969
                                                                    -----------

HOTELS, RESORTS & CRUISE LINES--0.6%
Bluegreen Corp.(b)                                         96,300     1,431,981

HOUSEWARES & SPECIALTIES--0.3%
American Greetings Corp. Class A(f)                        29,100       762,420

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.3%
Kforce, Inc.(b)                                            52,700       654,007

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Black Hills Corp.(f)                                       16,100       588,455

INDUSTRIAL MACHINERY--1.1%
Barnes Group, Inc.(f)                                      30,000     1,034,100
Gardner Denver, Inc.(b)(f)                                 25,000     1,220,000
Tennant Co.                                                13,800       647,496
                                                                    -----------
                                                                      2,901,596
                                                                    -----------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
CT Communications, Inc.                                    39,100       481,712
Talk America Holdings, Inc.(b)(f)                          38,800       372,480
                                                                    -----------
                                                                        854,192
                                                                    -----------

INTERNET SOFTWARE & SERVICES--0.4%
AsiaInfo Holdings, Inc.(b)(f)                              28,200       106,878
Digital Insight Corp.(b)                                   25,000       828,000
                                                                    -----------
                                                                        934,878
                                                                    -----------

INVESTMENT BANKING & BROKERAGE--1.0%
Investment Technology Group, Inc.(b)                       47,200     1,835,608
Stifel Financial Corp.(b)                                  15,700       587,808
                                                                    -----------
                                                                      2,423,416
                                                                    -----------

IT CONSULTING & OTHER SERVICES--0.6%
MAXIMUS, Inc.                                              13,900       505,960
MPS Group, Inc.(b)                                         59,900       752,943
Perot Systems Corp. Class A(b)(f)                          28,800       400,320
                                                                    -----------
                                                                      1,659,223
                                                                    -----------

LEISURE FACILITIES--0.3%
Vail Resorts, Inc.(b)                                      22,600       842,076

                                                         SHARES        VALUE
                                                       ----------   -----------

LEISURE PRODUCTS--0.6%
JAKKS Pacific, Inc.(b)(f)                                  60,800   $ 1,239,104
Steinway Musical Instruments, Inc.(b)                       9,200       230,000
                                                                    -----------
                                                                      1,469,104
                                                                    -----------

LIFE & HEALTH INSURANCE--0.9%
FBL Financial Group Inc., Class A(f)                       19,000       595,650
UICI                                                       45,000     1,602,900
                                                                    -----------
                                                                      2,198,550
                                                                    -----------

MARINE PORTS & SERVICES--0.0%
Interpool, Inc.                                             6,000       111,960

METAL & GLASS CONTAINERS--0.1%
Myers Industries, Inc.                                     11,000       153,890

MULTI-UTILITIES & UNREGULATED POWER--1.4%
WPS Resources Corp.(f)                                     64,800     3,484,944

OIL & GAS EQUIPMENT & SERVICES--2.4%
Maverick Tube Corp.(b)                                     19,700       749,585
Newpark Resources, Inc.(b)(f)                              84,000       615,720
Oceaneering International, Inc.(b)                         18,700       953,700
Oil States International, Inc.(b)(f)                       67,200     2,288,832
RPC, Inc.                                                  42,800     1,420,960
                                                                    -----------
                                                                      6,028,797
                                                                    -----------

OIL & GAS EXPLORATION & PRODUCTION--3.1%
Chesapeake Energy Corp.(f)                                 71,900     2,081,505
Cimarex Energy Co.(b)                                      84,550     3,289,840
Newfield Exploration Co.(b)                                53,400     2,470,284
                                                                    -----------
                                                                      7,841,629
                                                                    -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.1%
Tesoro Corp.(f)                                            49,000     2,698,430

PACKAGED FOODS & MEATS--1.7%
Gold Kist, Inc.(b)(f)                                      20,200       321,584
Pilgrim's Pride Corp.(f)                                   96,000     3,072,000
Seaboard Corp.(f)                                             600     1,032,000
                                                                    -----------
                                                                      4,425,584
                                                                    -----------

PAPER PACKAGING--0.4%
Rock-Tenn Co. Class A(f)                                   67,800       905,808

PHARMACEUTICALS--1.4%
Alpharma, Inc. Class A                                    120,000     3,170,400
Bradley Pharmaceuticals, Inc.(b)(f)                        32,400       403,380
                                                                    -----------
                                                                      3,573,780
                                                                    -----------

PROPERTY & CASUALTY INSURANCE--8.0%
21st Century Insurance Group                               45,900       784,890

PHOENIX SMALL CAP VALUE FUND

                                                         SHARES        VALUE
                                                       ----------   -----------

PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Alfa Corp.                                                 15,700   $   273,651
Commerce Group, Inc. (The)                                  9,500       551,570
Donegal Group, Inc. Class A                                 5,300       128,419
EMC Insurance Group, Inc.                                   2,900        56,724
FPIC Insurance Group, Inc.(b)(f)                           12,200       462,136
Harleysville Group, Inc.                                    2,400        65,544
LandAmerica Financial Group, Inc.(f)                       21,000     1,359,750
Mercury General Corp.(f)                                   56,000     3,320,800
Navigators Group, Inc. (The)(b)                             5,600       226,296
Ohio Casualty Corp.(f)                                     51,900     1,536,240
ProAssurance Corp.(b)(f)                                   31,600     1,573,048
RLI Corp.(f)                                               13,900       725,580
Safety Insurance Group, Inc.(f)                            20,000       802,200
Selective Insurance Group, Inc.(f)                         52,700     2,949,619
State Auto Financial Corp.                                 35,300     1,215,379
Stewart Information Services Corp.(f)                      15,400       778,624
United Fire & Casualty Co.(f)                              21,100       964,270
Zenith National Insurance Corp.                            49,049     2,324,923
                                                                    -----------
                                                                     20,099,663
                                                                    -----------

PUBLISHING & PRINTING--0.5%
Scholastic Corp.(b)(f)                                     35,000     1,164,450

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
Jones Lang LaSalle, Inc.                                   53,700     2,683,926

REGIONAL BANKS--4.7%
BancFirst Corp.(f)                                          2,600       207,246
Banner Corp.                                                3,800       119,852
Boston Private Financial Holdings, Inc.(f)                 39,500     1,224,500
Capitol Bancorp Ltd.(f)                                    18,200       679,952
Chittenden Corp.                                           34,600     1,030,042
City Holding Co.                                            7,200       262,656
Columbia Banking System, Inc.                               9,100       262,535
First BanCorp                                              80,700       976,470
First Community Bancorp, Inc.                               7,700       398,552
First Indiana Corp.(f)                                     13,100       457,845
First Republic Bank(f)                                     33,700     1,306,549
First State Bancorp                                        34,500       853,530
Greater Bay Bancorp                                        35,000       932,400
Southwest Bancorp, Inc.                                    36,900       832,833
Taylor Capital Group, Inc.                                 17,100       670,149
TCF Financial Corp.(f)                                     56,500     1,551,490
                                                                    -----------
                                                                     11,766,601
                                                                    -----------

REINSURANCE--1.4%
Arch Capital Group Ltd.(b)(f)                              46,100     2,418,406

                                                         SHARES        VALUE
                                                       ----------   -----------

REINSURANCE--(CONTINUED)
Scottish Re Group Ltd.(f)                                  41,500   $ 1,047,045
                                                                    -----------
                                                                      3,465,451
                                                                    -----------

REITS--2.6%
American Home Mortgage Investment Corp.(f)                 56,200     1,668,578
Ashford Hospitality Trust, Inc.(f)                         55,700       594,319
Boykin Lodging Co.(b)(f)                                   36,800       441,600
Commercial Net Lease Realty, Inc.(f)                       51,600     1,045,416
Equity Inns, Inc.(f)                                       63,900       876,708
Highland Hospitality Corp.(f)                              15,500       167,555
LaSalle Hotel Properties(f)                                35,900     1,208,394
PS Business Parks, Inc.                                    10,700       503,970
Windrose Medical Properties Trust(f)                        9,300       139,500
                                                                    -----------
                                                                      6,646,040
                                                                    -----------

RESTAURANTS--1.8%
CBRL Group, Inc.(f)                                         3,000       110,970
Jack in the Box, Inc.(b)                                   86,000     2,889,600
Landry's Restaurants, Inc.(f)                              19,600       530,180
Luby's, Inc.(b)(f)                                         78,900     1,008,342
                                                                    -----------
                                                                      4,539,092
                                                                    -----------

SEMICONDUCTOR EQUIPMENT--2.5%
Cohu, Inc.(f)                                              53,100     1,416,177
Cymer, Inc.(b)                                             32,000     1,223,040
Entegris, Inc.(b)(f)                                      199,000     2,009,900
MKS Instruments, Inc.(b)                                   42,400       800,088
Photronics, Inc.(b)(f)                                     49,400       784,472
                                                                    -----------
                                                                      6,233,677
                                                                    -----------

SEMICONDUCTORS--0.9%
Atmel Corp.(b)(f)                                         307,500     1,030,125
IXYS Corp.(b)(f)                                           89,100     1,070,982
OmniVision Technologies, Inc.(b)(f)                        17,500       309,750
                                                                    -----------
                                                                      2,410,857
                                                                    -----------

SPECIALIZED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc.(b)                                  28,800       432,576

SPECIALTY CHEMICALS--0.6%
Fuller (H.B.) Co.                                          48,100     1,490,138

SPECIALTY STORES--0.3%
Sports Authority, Inc. (The)(b)                            22,900       720,663

STEEL--4.2%
Commercial Metals Co.                                      66,000     2,316,600
Quanex Corp.                                               17,600     1,088,560
Reliance Steel & Aluminum Co.(f)                           61,500     3,967,365
Schnitzer Steel Industries, Inc. Class A(f)                25,300       872,597

PHOENIX SMALL CAP VALUE FUND

                                                    SHARES          VALUE
                                                 ------------   -------------

STEEL--(CONTINUED)
Steel Dynamics, Inc.                                   22,200   $     768,564
Worthington Industries, Inc.(f)                        75,600       1,533,924
                                                                -------------
                                                                   10,547,610
                                                                -------------

SYSTEMS SOFTWARE--1.7%
Internet Security Systems, Inc.(b)(f)                 115,600       2,642,616
SSA Global Technologies, Inc.(b)                        7,300         132,714
Sybase, Inc.(b)(f)                                     70,000       1,571,500
                                                                -------------
                                                                    4,346,830
                                                                -------------

TECHNOLOGY DISTRIBUTORS--0.6%
Agilysys, Inc.                                         18,400         350,520
Anixter International, Inc.(f)                         24,800         908,672
Global Imaging Systems, Inc.(b)                         4,900         178,458
                                                                -------------
                                                                    1,437,650
                                                                -------------

THRIFTS & MORTGAGE FINANCE--3.9%
Accredited Home Lenders Holding Co.(b)(f)              35,300       1,529,196
Anchor BanCorp Wisconsin, Inc.(f)                      36,600       1,130,940
Corus Bankshares, Inc.(f)                              19,600       1,152,088
Downey Financial Corp.(f)                              22,700       1,468,690
Federal Agricultural Mortgage Corp. Class C(f)         32,000         891,840
First Financial Holdings, Inc.                         16,800         513,072
FirstFed Financial Corp.(b)                            29,700       1,554,498
Franklin Bank Corp.(b)(f)                              21,500         397,750
ITLA Capital Corp.(b)                                   2,600         136,370
TierOne Corp.                                          37,500       1,123,875
                                                                -------------
                                                                    9,898,319
                                                                -------------

TRADING COMPANIES & DISTRIBUTORS--0.7%
GATX Corp.(f)                                          39,400       1,483,016
Rush Enterprises, Inc. Class A(b)                      23,700         362,847
                                                                -------------
                                                                    1,845,863
                                                                -------------

TRUCKING--0.7%
AMERCO(b)                                              15,800       1,117,376
SCS Transportation, Inc.(b)                            20,100         396,171
USA Truck, Inc.(b)(f)                                   6,000         162,600
                                                                -------------
                                                                    1,676,147
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

WATER UTILITIES--0.0%
Southwest Water Co.(f)                                  7,200   $      97,632
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $191,289,220)                                    248,637,275
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--0.2%

THRIFTS & MORTGAGE FINANCE--0.2%
R-G Financial Corp. Class B (United States)(f)         45,000         572,850
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $572,069)                                            572,850
-----------------------------------------------------------------------------

WARRANTS--0.0%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc. Strike $2.15,
   1/31/08(b)(d)                                        2,429               0
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                        0
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $191,861,289)                                    249,210,125
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--19.8%

MONEY MARKET MUTUAL FUNDS--19.4%
State Street Navigator Prime Plus (4.04% seven
   day effective yield)(e)                         48,949,906      48,949,906

                                                  PAR VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

COMMERCIAL PAPER(g)--0.4%
Procter & Gamble Co. 4.02%, 12/2/05                     $ 860         859,904
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $49,809,810)                                      49,809,810
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--118.6%
(IDENTIFIED COST $241,671,099)                                    299,019,935(a)

Other assets and liabilities, net--(18.6)%                        (46,896,944)
                                                                -------------
NET ASSETS--100.0%                                              $ 252,122,991
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $58,713,365 and gross depreciation of $2,096,790 for federal income tax purposes. At November 30, 2005, the aggregate cost of securities for federal income tax purposes was $242,403,360.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At November 30, 2005, these securities amounted to a value of $0 or 0% of net assets.

(e) Represents security purchased with cash collateral received for securities on loan.

(f)   All or a portion of security is on loan.

(g)   The rate shown is the discount rate.

PHOENIX VALUE EQUITY FUND

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005
                                   (Unaudited)


                                                        SHARES       VALUE
                                                      ----------  -----------

DOMESTIC COMMON STOCKS--98.2%

AEROSPACE & DEFENSE--3.9%
General Dynamics Corp.                                    10,200  $ 1,165,860
Lockheed Martin Corp.                                      7,200      436,320
Northrop Grumman Corp.                                     4,100      235,217
                                                                  -----------
                                                                    1,837,397
                                                                  -----------

ASSET MANAGEMENT & CUSTODY BANKS--2.1%
Franklin Resources, Inc.                                  10,600      984,528

AUTOMOTIVE RETAIL--1.4%
Pantry, Inc. (The)(b)                                     16,700      686,370

BUILDING PRODUCTS--1.0%
USG Corp.(b)                                               7,400      452,880

COMPUTER & ELECTRONICS RETAIL--0.2%
GameStop Corp. Class A(b)                                  2,800       94,192

CONSTRUCTION MATERIALS--1.4%
Lafarge North America, Inc.                               11,800      649,000

CONSUMER FINANCE--0.4%
MBNA Corp.                                                 8,000      214,160

DIVERSIFIED BANKS--9.6%
Bank of America Corp.                                     53,716    2,465,027
Wachovia Corp.                                            22,900    1,222,860
Wells Fargo & Co.                                         14,500      911,325
                                                                  -----------
                                                                    4,599,212
                                                                  -----------

DIVERSIFIED CHEMICALS--0.4%
FMC Corp.(b)                                               3,600      191,412

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
PHH Corp.(b)                                               5,100      147,186

DIVERSIFIED METALS & MINING--1.8%
Phelps Dodge Corp.                                         6,400      868,288

ELECTRIC UTILITIES--4.5%
Exelon Corp.                                              18,300      952,332
FirstEnergy Corp.                                         25,800    1,211,568
                                                                  -----------
                                                                    2,163,900
                                                                  -----------

ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
Emerson Electric Co.                                       8,600      650,246

                                                        SHARES       VALUE
                                                      ----------  -----------

FOREST PRODUCTS--1.1%
Louisiana-Pacific Corp.                                   19,600  $   528,612

HEALTH CARE DISTRIBUTORS--1.9%
AmerisourceBergen Corp.                                   11,000      883,850

HOUSEHOLD APPLIANCES--0.7%
Black & Decker Corp. (The)                                 4,000      351,240

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.5%
TXU Corp.                                                  7,200      738,936

INTEGRATED OIL & GAS--10.9%
Amerada Hess Corp.                                         9,900    1,212,948
Chevron Corp.                                              5,400      309,474
ConocoPhillips                                            33,400    2,021,034
Exxon Mobil Corp.                                         16,600      963,298
Marathon Oil Corp.                                        10,100      598,829
Occidental Petroleum Corp.                                 1,200       95,160
                                                                  -----------
                                                                    5,200,743
                                                                  -----------

INTEGRATED TELECOMMUNICATION SERVICES--7.4%
AT&T, Inc.                                                69,900    1,741,209
BellSouth Corp.                                           40,200    1,095,852
Verizon Communications, Inc.                              22,000      703,560
                                                                  -----------
                                                                    3,540,621
                                                                  -----------

INTERNET RETAIL--0.3%
NetFlix, Inc.(b)                                           5,800      159,732

INVESTMENT BANKING & BROKERAGE--5.0%
Bear Stearns Cos., Inc. (The)                             11,300    1,254,187
Merrill Lynch & Co., Inc.                                 17,200    1,142,424
                                                                  -----------
                                                                    2,396,611
                                                                  -----------

LIFE & HEALTH INSURANCE--3.8%
MetLife, Inc.                                              1,500       77,160
Prudential Financial, Inc.                                15,000    1,161,000
Torchmark Corp.                                           10,400      562,848
                                                                  -----------
                                                                    1,801,008
                                                                  -----------

MANAGED HEALTH CARE--2.0%
CIGNA Corp.                                                  200       22,504
Health Net, Inc.(b)                                        5,400      275,562
Sierra Health Services, Inc.(b)                            6,100      477,142
WellCare Health Plans, Inc.(b)                             4,300      169,764
                                                                  -----------
                                                                      944,972
                                                                  -----------

PHOENIX VALUE EQUITY FUND

                                                        SHARES       VALUE
                                                      ----------  -----------

MULTI-LINE INSURANCE--1.8%
Genworth Financial, Inc. Class A                           9,400  $   323,830
Hartford Financial Services Group, Inc. (The)              6,200      541,694
                                                                  -----------
                                                                      865,524
                                                                  -----------

OIL & GAS EXPLORATION & PRODUCTION--3.3%
Anadarko Petroleum Corp.                                     400       36,244
Devon Energy Corp.                                        25,500    1,535,100
                                                                  -----------
                                                                    1,571,344
                                                                  -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.2%
Valero Energy Corp.                                       10,900    1,048,580

OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
Citigroup, Inc.                                              500       24,275

PACKAGED FOODS & MEATS--0.9%
Chiquita Brands International, Inc.                        9,200      191,360
Pilgrim's Pride Corp.                                      7,700      246,400
                                                                  -----------
                                                                      437,760
                                                                  -----------

PROPERTY & CASUALTY INSURANCE--4.7%
Chubb Corp. (The)                                         11,400    1,103,976
Fidelity National Financial, Inc.                         14,400      544,608
Fidelity National Title Group, Inc. Class A                2,520       57,456
St. Paul Travelers Cos., Inc. (The)                       11,992      557,988
                                                                  -----------
                                                                    2,264,028
                                                                  -----------

RAILROADS--2.2%
Norfolk Southern Corp.                                    23,900    1,057,336

REGIONAL BANKS--4.5%
PNC Financial Services Group, Inc. (The)                   7,500      478,275
SunTrust Banks, Inc.                                      22,900    1,665,746
                                                                  -----------
                                                                    2,144,021
                                                                  -----------

REITS--2.0%
GMH Communities Trust                                     45,900      691,713
HRPT Properties Trust                                     23,000      251,620
                                                                  -----------
                                                                      943,333
                                                                  -----------

RESTAURANTS--3.3%
McDonald's Corp.                                          46,200    1,563,870

SEMICONDUCTORS--2.6%
Texas Instruments, Inc.                                   38,800    1,260,224

                                                        SHARES       VALUE
                                                      ----------  -----------

SOFT DRINKS--1.9%
Coca-Cola Co. (The)                                       14,200  $   606,198
PepsiCo, Inc.                                              5,100      301,920
                                                                  -----------
                                                                      908,118
                                                                  -----------

STEEL--3.3%
Nucor Corp.                                               23,200    1,556,256

THRIFTS & MORTGAGE FINANCE--2.4%
MGIC Investment Corp.                                      1,600      104,160
PMI Group, Inc. (The)                                      6,600      267,960
Radian Group, Inc.                                        13,800      780,528
                                                                  -----------
                                                                    1,152,648
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $43,895,491)                                      46,882,413
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--1.6%

AUTO PARTS & EQUIPMENT--1.2%
Autoliv, Inc. (Sweden)                                    12,700      555,752

MARINE--0.3%
Diana Shipping, Inc. (Greece)                             11,800      164,964

PROPERTY & CASUALTY INSURANCE--0.1%
Aspen Insurance Holdings Ltd. (United States)              1,300       32,539
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $790,275)                                            753,255
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $44,685,766)                                      47,635,668(a)

Other assets and liabilities, net--0.2%                                79,660
                                                                  -----------
NET ASSETS--100.0%                                                $47,715,328
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,229,100 and gross depreciation of $1,343,927 for federal income tax purposes. At November 30, 2005, the aggregate cost of securities for federal income tax purposes was $44,750,495.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX INVESTMENT TRUST 97
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies consistently followed by the Investment Trust 97 in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

D. REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

PHOENIX INVESTMENT TRUST 97
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2005 (UNAUDITED)

E. SECURITY LENDING:

      Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the Custodian) and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

NOTE 2--ILLIQUID SECURITIES:

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.


                                       2

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Investment Trust 97
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     January 30, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     January 30, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date     January 30, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.